Fees and Expenses	Jun. 30, 2024
The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.07%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses**	0.18%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$18
3 Years	$58
5 Years	$101
10 Years	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.13%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses**	0.24%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$25
3 Years	$77
5 Years	$135
10 Years	$306

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	78.00%
The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.10%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses**	0.25%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.10%
Other Expenses	0.37%
Total Annual Portfolio Operating Expenses**	0.47%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.11%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses**	0.25%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.15%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.27%
Total Annual Portfolio Operating Expenses**	0.54%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$55
3 Years	$173
5 Years	$302
10 Years	$677

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.17%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses**	0.43%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$44
3 Years	$138
5 Years	$241
10 Years	$542

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.07%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses**	0.31%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.08%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.87%
Total Annual Portfolio Operating Expenses**	1.06%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$108
3 Years	$337
5 Years	$585
10 Years	$1,294

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.03%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses**	0.14%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$14
3 Years	$45
5 Years	$79
10 Years	$179

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	74.00%
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.08%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses**	0.19%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.08%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses**	0.23%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2024, see "Advisory Services – Specialist Managers")	0.13%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses**	0.31%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of September 1, 2024, see "Advisory Services – Specialist Managers")	0.18%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses**	0.48%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%